Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating Activities:
Net loss				$ (66,043,000)	$ (16,599,000)	$ (137,336,000)	$ (18,302,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				671,000	25,000	235,000	88,000
Equity-based compensation				688,000	38,000	7,363,000	70,000
Change in fair value of warrant liability				38,841,000	739,000	97,604,000
Change in fair value of derivative							(1,918,000)
Gain on extinguishment of debt							(18,000)
Asset retirement obligation accretion						71,000	27,000
Fixed asset write-off				64,000		259,000
Issuance of warrants for rent expense				5,504,000
Asset retirement obligation accretion				28,000	17,000
Amortization of debt issuance costs and discount				461,000	331,000	748,000	1,485,000
Accrued payment in kind (PIK) interest on debt				2,605,000	1,434,000	3,554,000	1,331,000
Changes in operating assets and liabilities:
Accrued expenses and other liabilities				(514,000)	(1,204,000)	128,000	1,009,000
Prepaid expenses						(860,000)	187,000
Deferred revenue						(14,000)	6,000
Other current assets				(5,384,000)	635,000
Accounts payable				1,420,000	(236,000)	(157,000)	520,000
Net cash used in operating activities				(21,659,000)	(14,820,000)	(28,405,000)	(15,515,000)
Cash flows from Investing Activities:
Capitalization of costs and purchases of network assets, property, and equipment				(889,000)	(1,683,000)	(6,419,000)	(59,000)
Purchase of internal use software				(29,000)		(759,000)
Cash used in investing activities				(918,000)	(1,683,000)	(7,178,000)	(59,000)
Cash flows from Financing Activities:
Proceeds from convertible notes, net							7,022,000
Proceeds from senior secured loan				16,647,000	31,042,000	40,307,000	23,635,000
Senior secured loan issuance costs					(5,378,000)	(5,539,000)	(2,857,000)
Convertible note repayment							(3,800,000)
Proceeds from exercise of Class A unit options						3,000	4,000
Net cash provided by financing activities				16,647,000	25,664,000	34,771,000	24,004,000
Effect of exchange rates on cash, cash equivalents and restricted cash							(1,000)
Net increase (decrease) in cash and cash equivalents and restricted cash				(5,930,000)	9,161,000	(812,000)	8,429,000
Cash, cash equivalents and restricted cash at beginning of period				13,669,000	14,481,000	14,481,000	6,052,000
Cash, cash equivalents and restricted cash at end of period			$ 13,669,000	7,739,000	23,642,000	13,669,000	14,481,000
Settlement of notes payable for Class D preferred shares							(18,544,000)
Financing costs accrued but not paid							(5,378,000)
Issuance of warrants				5,504,000	$ 190,000	(222,000)	$ (3,531,000)
Spartacus Acquisition Shelf Corp. [Member]
Cash flows from Operating Activities:
Net loss	$ (2,792)	$ (293,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on cash and marketable securities held in Trust Account
Change in fair value of warrant liability
Changes in operating assets and liabilities:
Due to affiliate		293,081
Accrued expenses and other liabilities	2,792
Net cash used in operating activities
Cash flows from Financing Activities:
Net increase (decrease) in cash and cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period
Cash, cash equivalents and restricted cash at end of period
Spartacus Acquisition Corp [Member]
Cash flows from Operating Activities:
Net loss			(3,733,764)	(4,441,634)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on cash and marketable securities held in Trust Account			(28,982)	(44,177)
Change in fair value of warrant liability			2,975,000	1,812,500
Transaction costs allocated to warrant liability			604,606
Expenses paid by Sponsor				93
Changes in operating assets and liabilities:
Prepaid expenses			(165,091)	(252,768)
Accounts payable			96,670	1,760,364
Net cash used in operating activities			(251,561)	(1,165,622)
Cash flows from Investing Activities:
Purchase of marketable securities				(406,042,000)
Maturity of marketable securities				406,042,000
Purchase of investment held in Trust Account			(202,995,370)
Principal deposited in Trust Account			(4,630)
Cash used in investing activities			(203,000,000)
Cash flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discounts paid			196,000,000
Proceeds from Private Placement Warrants			8,750,000
Proceeds from sale of common stock to initial stockholders			25,000
Proceeds from issuance of promissory note to related party			191,046	300,000
Repayment of Promissory Note to Sponsor			(191,046)
Payment of offering costs			(516,309)
Net cash provided by financing activities			204,258,691	300,000
Net increase (decrease) in cash and cash equivalents and restricted cash			1,007,130	(865,622)
Cash, cash equivalents and restricted cash at beginning of period				1,007,130
Cash, cash equivalents and restricted cash at end of period			1,007,130	141,508		$ 1,007,130
Increase in accounts payable and accrued expenses for deferred offering costs				70,000
Accrued deferred underwriting fee			7,000,000
Initial classification of warrant liability			20,037,500
Initial value of Class A common stock subject to possible redemption			172,248,666
Change in value of Class A common stock subject to possible redemption			$ 3,156,634	(4,511,634)
Supplemental disclosure of cash flow information:
Cash taxes paid				31,475
Transfer of cash from trust for payment of Delaware state franchise tax				$ 68,864